Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000133119
Shareholder Report [Line Items]
Fund Name	ARK Genomic Revolution ETF
Class Name	ARK Genomic Revolution ETF
Trading Symbol	ARKG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,272,754,793
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,272,754,793
Total number of portfolio holdings	35
Period portfolio turnover rate	14%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	98.8%
Information Technology	1.0%
Financials (Money Market Fund)	0.2%
Total	100.0%

C000133120
Shareholder Report [Line Items]
Fund Name	ARK Autonomous Technology & Robotics ETF
Class Name	ARK Autonomous Technology & Robotics ETF
Trading Symbol	ARKQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
AssetsNet	$ 2,049,611,015
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$2,049,611,015
Total number of portfolio holdings	38
Period portfolio turnover rate	13%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	38.7%
Information Technology	31.4%
Consumer Discretionary	17.4%
Communication Services	6.5%
Health Care	2.3%
Energy	2.1%
Utilities	1.1%
Financials (Money Market Fund)	0.5%
Total	100.0%

C000133121
Shareholder Report [Line Items]
Fund Name	ARK Innovation ETF
Class Name	ARK Innovation ETF
Trading Symbol	ARKK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 6,676,957,929
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$6,676,957,929
Total number of portfolio holdings	47
Period portfolio turnover rate	20%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	27.7%
Information Technology	26.2%
Consumer Discretionary	15.7%
Financials	12.3%
Communication Services	12.1%
Industrials	6.0%
Total	100.0%

C000133122
Shareholder Report [Line Items]
Fund Name	ARK Next Generation Internet ETF
Class Name	ARK Next Generation Internet ETF
Trading Symbol	ARKW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$35	0.75%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,833,916,100
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,833,916,100
Total number of portfolio holdings	49
Period portfolio turnover rate	15%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	39.4%
Communication Services	21.1%
Financials	20.6%
Consumer Discretionary	18.8%
Financials (Money Market Fund)	0.1%
Total	100.0%

C000209702
Shareholder Report [Line Items]
Fund Name	ARK Blockchain & Fintech Innovation ETF
Class Name	ARK Blockchain & Fintech Innovation ETF
Trading Symbol	ARKF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Blockchain & Fintech Innovation ETF	$34	0.75%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%
AssetsNet	$ 963,428,752
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$963,428,752
Total number of portfolio holdings	44
Period portfolio turnover rate	13%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Financials	43.3%
Information Technology	24.5%
Consumer Discretionary	15.9%
Communication Services	13.5%
Real Estate	1.5%
Financials (Money Market Fund)	1.3%
Total	100.0%

C000226276
Shareholder Report [Line Items]
Fund Name	ARK Space & Defense Innovation ETF
Class Name	ARK Space & Defense Innovation ETF
Trading Symbol	ARKX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space & Defense Innovation ETF	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
AssetsNet	$ 821,037,737
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$821,037,737
Total number of portfolio holdings	34
Period portfolio turnover rate	16%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	59.6%
Information Technology	26.2%
Communication Services	6.5%
Consumer Discretionary	5.4%
Health Care	1.6%
Financials (Money Market Fund)	0.4%
Equity Fund	0.3%
Total	100.0%

C000164426
Shareholder Report [Line Items]
Fund Name	The 3D Printing ETF
Class Name	The 3D Printing ETF
Trading Symbol	PRNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The 3D Printing ETF	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 68,326,539
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$68,326,539
Total number of portfolio holdings	45
Period portfolio turnover rate	24%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	38.9%
Information Technology	32.8%
Health Care	14.6%
Materials	6.8%
Consumer Discretionary	6.5%
Financials (Money Market Fund)	0.3%
Consumer Staples	0.1%
Total	100.0%

C000164427
Shareholder Report [Line Items]
Fund Name	ARK Israel Innovative Technology ETF
Class Name	ARK Israel Innovative Technology ETF
Trading Symbol	IZRL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
AssetsNet	$ 141,430,289
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$141,430,289
Total number of portfolio holdings	65
Period portfolio turnover rate	30%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	47.5%
Health Care	16.3%
Industrials	16.0%
Communication Services	9.7%
Consumer Discretionary	6.0%
Consumer Staples	1.5%
Financials	1.5%
Financials (Money Market Fund)	1.5%
Total	100.0%

C000264062
Shareholder Report [Line Items]
Fund Name	ARK DIET Q1 Buffer ETF
Class Name	ARK DIET Q1 Buffer ETF
Trading Symbol	ARKD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK DIET Q1 Buffer ETF	$1Footnote Reference(1)	0.17%
Footnote	Description
Footnote(1)	Based on the period January 2, 2026 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,467,737
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$1,467,737
Total number of portfolio holdings	4
Period portfolio turnover rate	36%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Equity Fund	85.3%
Call	7.3%
Put	6.8%
Financials (Money Market Fund)	0.6%
Total	100.0%

C000264065
Shareholder Report [Line Items]
Fund Name	ARK DIET Q4 Buffer ETF
Class Name	ARK DIET Q4 Buffer ETF
Trading Symbol	ARKT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK DIET Q4 Buffer ETF	$9Footnote Reference(1)	0.28%
Footnote	Description
Footnote(1)	Based on the period October 1, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 9	[2]
Expense Ratio, Percent	0.28%
AssetsNet	$ 2,768,364
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Table Summary
Fund net assets	$2,768,364
Total number of portfolio holdings	4
Period portfolio turnover rate	29%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Equity Fund	86.3%
Put	9.1%
Call	3.8%
Financials (Money Market Fund)	0.8%
Total	100.0%

[1]	Based on the period January 2, 2026 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Based on the period October 1, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if based on the full reporting period.